Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts
Loans receivable, allowance for loan losses	188,054	155,194
Accrued payroll and welfare expenses	51,649,188	29,495,181
Income tax payable	8,936,390	2,559,614
Deferred revenues	15,747,984	15,530,968
Other current liabilities	27,259,639	15,227,247
Non-current uncertain tax position liabilities	1,793,459	1,650,399
Other non-current liabilities	5,004,281	3,596,295
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	29,123,118	28,715,882
Ordinary shares, shares outstanding	28,055,302	27,648,066
Ordinary shares, treasury stock	1,067,816	1,067,816
Variable Interest Entity, Primary Beneficiary
Accrued payroll and welfare expenses	11,059,108	3,078,297
Income tax payable	4,518,462	2,167,268
Deferred revenues	6,105,780	8,377,979
Other current liabilities	4,475,798	961,140
Non-current uncertain tax position liabilities	1,019,175	1,044,580
Other non-current liabilities